Income taxes - Summary of Income Tax Expense (Recovery) Attributable to Geographical Jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Income tax expense (recovery)	$ 39,771	$ (86,498)
Turkey
Disclosure of geographical areas [line items]
Income tax expense (recovery)	57,518	45,238
Greece
Disclosure of geographical areas [line items]
Income tax expense (recovery)	(14,306)	(129,213)
Canada
Disclosure of geographical areas [line items]
Income tax expense (recovery)	(2,727)	(3,415)
Romania
Disclosure of geographical areas [line items]
Income tax expense (recovery)	(1,110)	(2,716)
Brazil
Disclosure of geographical areas [line items]
Income tax expense (recovery)	249	3,608
Other jurisdictions
Disclosure of geographical areas [line items]
Income tax expense (recovery)	$ 147	$ 0